31 Benefit plans (Details 4) $ in Millions	Dec. 31, 2020 ARS ($)
Discount Rate 4% [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Obligation	$ 910
Variation	$ 77
Percent	9.00%
Discount Rate 6% [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Obligation	$ 767
Variation	$ (66)
Percent	(8.00%)
Salary Increase 0% [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Obligation	$ 764
Variation	$ (69)
Percent	(8.00%)
Salary Increase 2% [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Obligation	$ 913
Variation	$ 80
Percent	10.00%